The UBS Funds	March 29, 2012

Supplement to the Prospectus

March 29, 2012

Dear Investor,

The purpose of this supplement is to update the Prospectus of the UBS U.S. Equity Alpha Fund series (the “Fund”) of The UBS Funds dated October 28, 2011, as follows:

Effective as of the close of business on March 30, 2012, Thomas Cole will no longer serve as a portfolio manager for the Fund.  John Leonard, one of the remaining portfolio managers of the Fund, will assume Mr. Cole’s portfolio management responsibilities for the Fund upon his departure.  Therefore, effective as of the close of business on March 30, 2012, all references to Mr. Cole in the Prospectus are deleted.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION WITH YOUR PROSPECTUS DATED OCTOBER 28, 2011.

Item #ZS540

The UBS Funds	March 29, 2012

Supplement to the Prospectus

March 29, 2012

Dear Investor,

The purpose of this supplement is to update the Prospectus of the UBS U.S. Equity Opportunity Fund series (the “Fund”) of The UBS Funds dated December 30, 2011, as follows:

Effective as of the close of business on March 30, 2012, Thomas Cole will no longer serve as a portfolio manager for the Fund.  John Leonard, one of the remaining portfolio managers of the Fund, will assume Mr. Cole’s portfolio management responsibilities for the Fund upon his departure.  Therefore, effective as of the close of business on March 30, 2012, all references to Mr. Cole in the Prospectus are deleted.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION WITH YOUR PROSPECTUS DATED DECEMBER 30, 2011.

Item #ZS539

The UBS Funds	March 29, 2012

Supplement to the Prospectus

March 29, 2012

Dear Investor,

The purpose of this supplement is to update the Prospectus of the UBS U.S. Large Cap Equity Fund series (the “Fund”) of The UBS Funds dated October 28, 2011, as follows:

Effective as of the close of business on March 30, 2012, Thomas Cole will no longer serve as a portfolio manager for the Fund.  John Leonard, one of the remaining portfolio managers of the Fund, will assume Mr. Cole’s portfolio management responsibilities for the Fund upon his departure.  Therefore, effective as of the close of business on March 30, 2012, all references to Mr. Cole in the Prospectus are deleted.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION WITH YOUR PROSPECTUS DATED OCTOBER 28, 2011.

Item #ZS538

The UBS Funds	March 29, 2012

Supplement to the Statement of Additional
Information

March 29, 2012

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information (“SAI”) of the UBS U.S. Equity Alpha Fund series (the “Fund”) of The UBS Funds dated October 28, 2011, as follows:

Effective as of the close of business on March 30, 2012, Thomas Cole will no longer serve as a portfolio manager for the Fund.  John Leonard, one of the remaining portfolio managers of the Fund, will assume Mr. Cole’s portfolio management responsibilities for the Fund upon his departure.  Therefore, effective as of the close of business on March 30, 2012, all references to Mr. Cole in the SAI are deleted.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION WITH YOUR SAI DATED OCTOBER 28, 2011.

Item #ZS544

The UBS Funds	March 29, 2012

Supplement to the Statement of Additional
Information

March 29, 2012

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information (“SAI”) of the UBS U.S. Equity Opportunity Fund series (the “Fund”) of The UBS Funds dated December 30, 2011, as follows:

Effective as of the close of business on March 30, 2012, Thomas Cole will no longer serve as a portfolio manager for the Fund.  John Leonard, one of the remaining portfolio managers of the Fund, will assume Mr. Cole’s portfolio management responsibilities for the Fund upon his departure.  Therefore, effective as of the close of business on March 30, 2012, all references to Mr. Cole in the SAI are deleted.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION WITH YOUR SAI DATED DECEMBER 30, 2011.

Item #ZS543

The UBS Funds	March 29, 2012

Supplement to the Statement of Additional
Information

March 29, 2012

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information (“SAI”) of the UBS U.S. Large Cap Equity Fund series (the “Fund”) of The UBS Funds dated October 28, 2011, as follows:

Effective as of the close of business on March 30, 2012, Thomas Cole will no longer serve as a portfolio manager for the Fund.  John Leonard, one of the remaining portfolio managers of the Fund, will assume Mr. Cole’s portfolio management responsibilities for the Fund upon his departure.  Therefore, effective as of the close of business on March 30, 2012, all references to Mr. Cole in the SAI are deleted.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION WITH YOUR SAI DATED OCTOBER 28, 2011.

Item #ZS542